Sale of businesses (Tables)	6 Months Ended
Dec. 31, 2024
Disclosure of business disposal [abstract]
Schedule Of Cash Consideration Received And Net Assets Disposed Of In Sale Of Businesses And Brands	Cash consideration received and net assets disposed of in respect of sale of businesses and brands in the six months ended 31
December 2024 were as follows:

	Guinness Nigeria PLC $ million	Other $ million	Total $ million
Sale consideration
Cash received	64	62	126
Transaction and other directly attributable costs paid	(9)	(1)	(10)
Net cash received	55	61	116
Transaction costs payable and other directly attributable items	(8)	1	(7)
	47	62	109
Net assets disposed of
Assets and liabilities held for sale	25	—	25
Inventories	—	(2)	(2)
	25	(2)	23
Less non-controlling interest	(11)	—	(11)
Exchange recycled from other comprehensive income	(175)	—	(175)
(Loss)/gain on disposal before taxation	(114)	60	(54)
Taxation	(1)	(11)	(12)
(Loss)/gain on disposal after taxation	(115)	49	(66)